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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               -----
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    United States Steel and Carnegie Pension Fund, Inc.
Address: 350 Park Avenue - 17th Floor
         New York, NY 10022-6022

13F File Number: 28-677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report:

Name:  Gary A. Glynn
Title: President
Phone: 212-826-8420

Signature, Place, and Date of Signing:


/s/ Gary A. Glynn      New York, NY      February 11, 2010
-------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

No Other Managers

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $5,396,353

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
                                                                                  SHARES OR    SHARES       SHARES
                                                                    MARKET VALUE  PRINCIPAL     SOLE     SOLE VOTING
NAME OF ISSUER                        TITLE OF CLASS  CUSIP NUMBER    (x$1000)      AMOUNT   DISCRETION   AUTHORITY
------------------------------------  --------------  ------------  ------------  ---------  ----------  -----------
Abbott Laboratories                                      002824100      138,328   2,562,100   2,562,100   2,562,100
Altria Group Inc                                         02209S103       95,235   4,851,496   4,851,496   4,851,496
Ametek Inc                                               031100100       46,337   1,211,740   1,211,740   1,211,740
Amgen Inc                                                031162100       92,513   1,635,366   1,635,366   1,635,366
Amphenol Corp                                            032095101       88,248   1,910,950   1,910,950   1,910,950
BB&T Corp                                                054937107       51,242   2,019,800   2,019,800   2,019,800
BP Plc Sponsored ADR                                     055622104       82,690   1,426,436   1,426,436   1,426,436
Bank of New York Mellon Corp                             064058100       92,816   3,318,396   3,318,396   3,318,396
Bill Barrett Corporation                                 06846N104          680      21,870      21,870      21,870
Boeing Co                                                097023105       64,948   1,199,846   1,199,846   1,199,846
Broadridge Financial Solutions                           11133T103       63,359   2,808,485   2,808,485   2,808,485
Cisco Systems Inc                                        17275R102       78,540   3,280,690   3,280,690   3,280,690
Coca Cola Co                                             191216100       79,612   1,396,700   1,396,700   1,396,700
Comcast Corp Cl A Special Non-Voting                     20030N200       70,340   4,393,500   4,393,500   4,393,500
D R Horton Inc                                           23331A109       11,540   1,061,650   1,061,650   1,061,650
Dell Inc                                                 24702R101       29,135   2,028,900   2,028,900   2,028,900
Disney Walt Co                                           254687106       80,179   2,486,170   2,486,170   2,486,170
Discovery Communications A                               25470F104       27,990     912,619     912,619     912,619
Discovery Communications C                               25470F302       19,593     738,819     738,819     738,819
Direct TV - Class A                                      25490A101      112,357   3,369,030   3,369,030   3,369,030
Duke Energy Corp                                         26441C105       22,039   1,280,600   1,280,600   1,280,600
Ecolab                                                   278865100       93,547   2,098,400   2,098,400   2,098,400
Esco Technologies                                        296315104       17,925     500,000     500,000     500,000
Exxon Mobil Corp                                         30231G102      169,238   2,481,858   2,481,858   2,481,858
General Electric Co                                      369604103       86,496   5,716,824   5,716,824   5,716,824
Glaxosmithkline Spnsrd ADR                               37733W105       46,957   1,111,400   1,111,400   1,111,400
Hewlett-Packard Co                                       428236103      112,974   2,193,250   2,193,250   2,193,250
Illinois Tool Works Inc                                  452308109      113,348   2,361,900   2,361,900   2,361,900
Intel Corp                                               458140100       74,399   3,647,003   3,647,003   3,647,003
International Business Machs                             459200101      170,435   1,302,028   1,302,028   1,302,028
International Paper Co                                   460146103       66,851   2,496,300   2,496,300   2,496,300
Johnson & Johnson                                        478160104      161,843   2,512,700   2,512,700   2,512,700
KB Home                                                  48666K109        9,876     721,925     721,925     721,925
Leggett & Platt Inc                                      524660107       78,912   3,868,250   3,868,250   3,868,250
Liberty Global Inc                                       530555101       39,707   1,813,938   1,813,938   1,813,938
Liberty Global Ser C                                     530555309        1,674      76,600      76,600      76,600
Liberty Interactive Series A                             53071M104       89,459   8,252,704   8,252,704   8,252,704
Liberty Capital Series A                                 53071M302       24,409   1,022,164   1,022,164   1,022,164
Liberty Media-Starz                                      53071M708       15,545     336,845     336,845     336,845
Mccormick & Co Inc Com Non Vtg                           579780206       57,319   1,586,460   1,586,460   1,586,460
Mcdonald`s Corp                                          580135101       69,353   1,110,719   1,110,719   1,110,719
Merck & Co Inc                                           58933Y105       59,927   1,640,036   1,640,036   1,640,036
Meredith Corp                                            589433101       18,282     592,596     592,596     592,596
Microsoft Corp                                           594918104      249,365   8,181,270   8,181,270   8,181,270
Molson Coors Brewing Company                             60871R209       33,915     751,000     751,000     751,000
Nike Inc                                                 654106103       79,945   1,210,000   1,210,000   1,210,000
Nokia Corp-Spon ADR                                      654902204       62,794   4,886,700   4,886,700   4,886,700
Novartis ADR                                             66987V109      103,161   1,895,300   1,895,300   1,895,300
Pepsico Inc                                              713448108      103,540   1,702,966   1,702,966   1,702,966
Pfizer Inc                                               717081103       78,969   4,341,361   4,341,361   4,341,361
Philip Morris                                            718172109       52,961   1,098,996   1,098,996   1,098,996
Potlatch Holdings Inc                                    737630103       38,254   1,199,925   1,199,925   1,199,925
Praxair                                                  74005P104       74,198     923,900     923,900     923,900
Procter & Gamble Co                                      742718109      118,351   1,952,028   1,952,028   1,952,028
Prologis                                                 743410102       34,035   2,486,085   2,486,085   2,486,085
Pulte Homes Inc                                          745867101       11,261   1,126,050   1,126,050   1,126,050
Rayonier                                                 754907103       10,118     240,000     240,000     240,000
Rayonier                                               754907103BW       39,462     936,000     936,000     936,000
Royal Dutch Shell Spnsrd ADR                             780259206      133,549   2,221,737   2,221,737   2,221,737
SPDR Trust Series 1                                      78462F103      144,596   1,297,521   1,297,521   1,297,521
Schlumberger Ltd                                         806857108      115,105   1,768,398   1,768,398   1,768,398
Spectra Energy Corp                                      847560109       70,469   3,435,850   3,435,850   3,435,850
Staples Inc                                              855030102      148,770   6,050,000   6,050,000   6,050,000
State Street Corp                                        857477103      135,544   3,113,100   3,113,100   3,113,100
Texas Instruments Inc                                    882508104       27,248   1,045,600   1,045,600   1,045,600
Toll Brothers Inc                                        889478103       11,167     593,700     593,700     593,700
US Bancorp                                               902973304       46,361   2,059,567   2,059,567   2,059,567
US Bancorp                                             902973304BW        5,425     241,000     241,000     241,000
UnitedHealth Group Inc                                   91324P102       98,234   3,222,900   3,222,900   3,222,900
Wal-Mart Stores Inc                                      931142103       81,418   1,523,253   1,523,253   1,523,253
Walgreen Co                                              931422109      160,099   4,360,000   4,360,000   4,360,000
Weingarten Realty Investors                              948741103       78,566   3,970,001   3,970,001   3,970,001
Wells Fargo & Co                                         949746101      121,729   4,510,160   4,510,160   4,510,160
Arch Capital Group Ltd.                                  G0450A105        1,545      21,600      21,600      21,600

   TOTAL MARKET VALUE - PENSION PLAN SECURITIES                 74    5,396,353
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